Contingencies and Commitments (Details) (USD $) In Millions, unless otherwise specified		1 Months Ended	3 Months Ended		1 Months Ended
	Dec. 31, 2012 item	Oct. 31, 2012 Litigation in United Kingdom regarding defined benefit plans (C Plan) item	Sep. 30, 2012 Litigation in United Kingdom regarding defined benefit plans (C Plan)	Dec. 31, 2012 Former IBM UK Defined Benefit Plan Participants IBM United Kingdom Limited item	Mar. 31, 2011 Civil enforcement action with the SEC IBM Korea, LG IBM, IBM (China) Investment Company Limited and IBM Global Services (China) Co., Ltd.	Jul. 31, 2012 State of Indiana
Contingencies and Commitments
Clients presence in number of countries	170
Loss Contingencies
Amount of settlement to be paid/(received)					$ 10	$ (52)
Claims pending				290
Profits gained as a result of the conduct alleged in the SEC's complaint					5.3
Prejudgment interest					2.7
Civil penalty					2
Additional pre-tax retirement-related obligation recorded			162
Retirement age of employee under the C Plan		60
Retirement age of employee under the C Plan before modifications		63
Income tax examination - Brazil, total potential liability	$ 575